Schedule of Notes Payable for Vehicles (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Balance - December 31, 2023	$ 4,802,115
Repayments	(844,429)	(680,110)	(945,243)
Balance - September 30, 2024			4,802,115
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Balance - December 31, 2023	1,173,278	$ 2,009,896	2,009,896	476,313
Acquisition of vehicles in exchange for notes payable				2,166,643
Repayments			(836,618)	(633,060)
Balance - September 30, 2024	$ 559,565		$ 1,173,278	$ 2,009,896